Intangible Assets - Summary of Impairment Charges (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Indefinite-lived Intangible Assets [Line Items]
Total impairment charge		$ 379,537		$ 379,537	$ 379,537	$ 4,121,349	$ 11,548,650
LSGBV [Member]
Indefinite-lived Intangible Assets [Line Items]
Total impairment charge		380,000			380,000
LED [Member]
Indefinite-lived Intangible Assets [Line Items]
Total impairment charge						1,600,000
Lamina [Member]
Indefinite-lived Intangible Assets [Line Items]
Total impairment charge						4,100,000
Patents [Member] | LSGBV [Member]
Indefinite-lived Intangible Assets [Line Items]
Total impairment charge		15,984		15,984
Trademarks [Member] | LSGBV [Member]
Indefinite-lived Intangible Assets [Line Items]
Total impairment charge		19,541		19,541
Trademarks [Member] | Lamina [Member]
Indefinite-lived Intangible Assets [Line Items]
Total impairment charge						590,782
License Agreements [Member] | LSGBV [Member]
Indefinite-lived Intangible Assets [Line Items]
Total impairment charge		44,923		44,923
Customer Relationships [Member] | LSGBV [Member]
Indefinite-lived Intangible Assets [Line Items]
Total impairment charge		299,089		299,089
Customer Relationships [Member] | Lamina [Member]
Indefinite-lived Intangible Assets [Line Items]
Total impairment charge						651,750
Goodwill [Member] | LED [Member]
Indefinite-lived Intangible Assets [Line Items]
Total impairment charge						1,626,482
Technology and Patents [Member] | LED [Member]
Indefinite-lived Intangible Assets [Line Items]
Total impairment charge						$ 1,252,335